Significant accounting judgements, estimates and assumptions	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Significant accounting judgements, estimates and assumptions
Note 3. Significant accounting judgements estimates and assumptions
The preparation of financial statements requires the Company’s Management to make future estimates and assessments, to apply critical judgment and to establish assumptions affecting the application of accounting policies and the amounts of disclosed assets and liabilities, income and expenses.
The estimates and accounting judgments used in the preparation of these financial statements are evaluated on a continuous basis and are based on past experiences and other reasonable factors under the existing circumstances. Actual future results might differ from the estimates and evaluations made at the date of preparation of these financial statements.
3.1 Critical judgements in applying accounting policies
The following are the critical judgements, apart from those involving estimations (see Note 3.2), that th
e
 management have made in the process of applying the Company’s and predecessor accounting policies and that have the most significant effect on the amounts recognized in the financial statements.
3.1.1 Contingencies
The Company is subject to various claims, lawsuits and other legal proceedings that arise during the ordinary course of its business. The Company’s liabilities with respect to such claims, lawsuits and other legal proceedings cannot be estimated with certainty. Periodically, the Company reviews the status of each contingency and assesses potential financial liability, applying the criteria indicated in Note 21.3, for which elaborates the estimates mainly with the assistance of legal advisors, based on information available to the Management at financial statements date, and taking into account the Company’s litigation and resolution/settlement strategies.
Contingencies include outstanding lawsuits or claims for possible damages to third parties in the ordinary course of the Company’s business, as well as third party claims arising from disputes concerning the interpretation of legislation.

The Company evaluates whether there would be additional expenses directly associated to the ultimate resolution of each contingency, which will be included in the provision if they may be reasonably estimated.
3.1.2 Environmental remediation
The costs incurred to limit, neutralize or prevent environmental pollution are only capitalized if at least one of the following conditions is met: (i) such costs relate to improvements in safety; (ii) the risk of environmental pollution is prevented or limited; or (iii) the costs are incurred to prepare the assets for sale and the book value (which considers those costs) of such assets does not exceed their respective recoverable value.
Liabilities related to future remediation costs are recorded when, based on environmental assessments, such liabilities are probable to materialize, and costs can be reasonably estimated. The actual recognition and amount of these provisions are generally based on the Company’s commitment to an action plan, such as an approved remediation plan or the sale or disposal of an asset. The provision is recognized on the basis that a future remediation commitment will be required.
The Company measures liabilities based on its best estimation of present value of future costs, using currently available technology and applying current environmental laws and regulations as well as the Company’s own internal environmental policies.
3.1.3 Business Combinations
The acquisition method involves the measurement at fair value of the identifiable assets acquired and the liabilities assumed in the business combination at the acquisition date.
For the purpose to determine the fair value of identifiable assets, the Company uses the valuation approach considered the most representative for each asset. These include the (i) income approach, through indirect cash flows (net present value of expected future cash flows) or through the multi-period excess earnings method, (ii) cost approach (replacement value of the good adjusted for loss due to physical deterioration, functional and economic obsolescence) and (iii) market approach through comparable transactions method.
Likewise, in order to determine the fair value of liabilities assumed, the Company’s considers the probability of cash outflows that will be required for each contingency, and elaborates the estimates with assistance of legal advisors, based on the information available and taking into account the strategy of litigation and resolution / liquidation.
Management´s critical judgment is required in selecting the approach to be used and estimating future cash flows. Actual cash flows and values may differ significantly from the expected future cash flows and related values obtained through the mentioned valuation techniques.
3.1.4 Joint arrangements
Judgement is required to determine when the Company has joint control over an arrangement, that requires an assessment of the relevant activities and when the decisions in relation to those activities require unanimous consent. The Company has determined that the relevant activities for its joint arrangements are those relating to the operating and capital decisions of the arrangement, including the approval of the annual capital and operating expenditure work programmed and budget for the joint arrangement, and the approval of chosen service providers for any major capital expenditure as required by the joint operating agreements applicable to the entity’s joint arrangements. The considerations made in determining joint control are similar to those necessary to determine control over subsidiaries, as set out in Note 2.3.3.
Judgement is also required to classify a joint arrangement. Classifying the arrangement requires the Company to assess their rights and obligations arising from the arrangement. Specifically, the Company considers:

•	The structure of the joint arrangement-whether it is structured through a separate vehicle.

•
When the arrangement is structured through a separate vehicle, the Company also considers the rights and obligations arising from: (i)The legal form of the separate vehicle; (ii) The terms of the contractual arrangement; and (iii) Other facts and circumstances considered on a case-by-case
basis.

This assessment often requires significant judgement. A different conclusion about both joint control and whether the arrangement is a joint operation or a joint venture, may materially affect the accounting, as set out in Note 2.3.3.
3.1.5 Functional currency
The functional currency for the parent entity and each of its subsidiaries is the currency of the primary economic environment in which the entity operates. The functional currency of each entity in the Company is the US. Determination of functional currency may involve certain judgements to identify the primary economic environment. The Company reconsiders the functional currency of its entities if there is a change in events and conditions, which determined the primary economic environment.
3.2 Key sources of estimation uncertainty
The estimates, which have a significant risk of producing adjustments on the amounts of the assets and liabilities of the Company during the following year, are detailed below:
3.2.1 Impairment of Goodwill
Goodwill is reviewed for impairment annually or more frequently, if events or changes in circumstances indicate the recoverable amount of the Group of CGUs to which the Goodwill relates should be assessed. In assessing whether goodwill has been impaired, the carrying amount of the Group of CGUs to which Goodwill has been allocated is compared with its recoverable amount. Where the recoverable amount of the Group of CGUs is less than the carrying amount (including goodwill), an impairment is recognized.
The Company carries a Goodwill of 28,484 on its statement of financial position as of December 31, 2019 and 2018, and nil and nil as of December 31, 2017 (Note 14), respectively, principally relating to the Initial Business Combination (Note 31). For impairment testing purposes, the goodwill generated through the PELSA and APCO business combinations (Notes 31.1 and 31.3) has been allocated to the CGU unconventional oil and gas operated in Argentina, while the goodwill generated through the JDM / Medanito business combination (Note 31.2) has been allocated to CGU conventional oil and gas operated in Argentina.
Determination as to whether a CGU or Group of CGUs containing Goodwill is impaired involves management estimates on highly uncertain matters including determining the appropriate Grouping of CGUs for Goodwill impairment testing purposes. The Company monitors Goodwill for internal management purposes based on its single business segment.
In testing goodwill for impairment, the Group uses the approach described Note 3.2.2
As of December 31,2019, and 2018 no impairment losses were recognized.
3.2.2 Impairment of
non-financial
assets other than Goodwill
Non-financial
assets, including identifiable intangible assets, are reviewed for impairment at the lowest level at which there are separately identifiable cash flows that are largely independent of the cash flows of other Groups of assets or Cash Generated Units. Once the operations from the Initial business combinations disclosed in Note 31 have been integrated, the Company has determined the following: CGUs in Argentina (i) conventional oil and gas operating concessions; (ii) unconventional oil and gas operating concessions; (iii) conventional oil and gas non-operating
concessions: (iv) unconventional oil and gas
non-operating
concessions. Likewise, the Company has identified the following CGU in Mexico: (i) conventional non-operating
oil and gas concessions.
In order to evaluate if there is evidence that a CGU could be impaired, both external and internal sources of information are analyzed, whenever events or changes in circumstances indicate that the carrying amount of an asset or CGU may not be recoverable. Examples of these events are: changes in the Group’s business plans, changes in the Group’s assumptions about commodity prices and discount rates, evidence of physical damage or, for oil and gas assets, significant downward revisions of estimated reserves or increases in estimated future development expenditure or decommissioning costs, the cost of raw materials, the regulatory framework, the projected capital investments and the evolution of the demand. If any such indication of impairment exists, the Group makes an estimate of the asset’s or CGU’s recoverable amount.
The recoverable amount of a CGU is the greater between: (i) its fair value less costs of disposal or disposal by other means and; (ii) its value in use. When the carrying amount of a CGU exceeds its recoverable amount, the CGU is considered impaired and is reduced to its recoverable amount. Given the nature of the Company’s activities, information on fair value less costs of disposing of an asset or CGU is often difficult to obtain unless negotiations are being conducted with potential buyers or similar operations. Consequently, unless otherwise indicated, the recoverable amount used in the impairment assessment is the value in use.
The recoverable amount of each CGU is estimated through two method: (i) present value of future net cash flows that these CGUs will generate and; (ii) comparable market. The business plans for each CGU, which are approved on an annual for the Company are the primary source of information for the determination of value in use.
As an initial step in the preparation of these plans, the Company sets various assumptions regarding market conditions, such as oil prices, natural gas prices, foreign currency exchange and inflation rates. These assumptions take into account existing prices, global supply-demand equilibrium for oil and natural gas, other macroeconomic factors and historical trends and variability. In assessing value in use, the estimated future cash flows are adjusted for the risks specific to the asset Group and are discounted to their present value using a post-tax
discount rate that reflects current market assessments of the time value of money.
At each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such an indication exists, the recoverable amount is estimated. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. After a reversal, the depreciation charge is adjusted in future periods to allocate the asset’s revised carrying amount, less any residual value, on a systematic basis over its remaining useful life.
Determination as to whether, and by how much, an asset or CGU is impaired involves management estimates on highly uncertain matters such as the effects of inflation and deflation on operating expenses, discount rates, production profiles, reserves and resources, and future commodity prices, including the outlook for global or regional market supply-and-demand
conditions for crude oil and natural gas. Judgement is required when determining the appropriate grouping of assets into a CGU. The actual cash flows and the values may differ significantly from the expected future cash flows and the related values obtained through discount techniques and could result in a material change to the carrying values of the Group’s assets.
Key assumptions used
The calculation of value in use made by the Company CGU’s is more sensitive to the following assumptions:

	Successor December 31, 2019	Successor December 31, 2018	Predecessor April 3, 2018	Predecessor December 31, 2017
Discount rates (post-tax)	12.6%	11.90%	11.25%	10.10%
Crude oil, NGL and Natural Gas prices
Crude oil-Brent (US/bbl)
2018	—	—	64.5	64.5
2019	—	70.0	65.0	65.0
2020	60.0	71.3	66.0	66.0
2021	60.4	69.6	65.9	65.9
Natural Gas-Local prices (US/MMBTU)
2018	—	—	4.60	4.60
2019	—	4.60	4.50	4.50
Onwards	3.5	4.60	4.50	4.50
NGL-Local prices (US/Tn.)
Onwards	300	430	439	439

Discount rates:
Discount rates represent the current market assessment of the risks specific to the Company, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the specific circumstances of the Company and is derived from its weighted average cost of capital (“WACC”), with appropriate adjustments made to reflect the risks and to determine the post-tax
rate. The income tax rate used is the current statutory tax rate in Argentina of 30% 2020 onwards (See Note 32). The WACC takes into account both cost of debt and cost of equity. For the calculation of the WACC, public market data of certain companies that are considered similar to Vista according to the industry, region and specialty were used (“Comparable”).
The cost of equity is derived from the expected return on investment by the Company’s investors that arise from the Capital Asset Pricing Model. The cost of debt is derived from the cost of Comparable’ corporate bonds.
Crude oil, Natural Gas and NGL prices:
Forecast commodity prices are based on management’s estimates and available market data.
For crude oil prices, the Company considered discounts or premium depending on the quality of the crude oil or natural gas produced in each of the CGUs. The evolution of Brent prices was estimated with the median projections of analysts from different banks on the Brent Price.
In order to forecast the local price of natural gas at 9.300 kcal/m
3
(“Gas Price”), given that it is decoupled from the international price of gas and is influenced by the Argentina level of supply and demand balances, management used an average of the price received for the sale of gas in each of the CGUs. The Gas Price is adjusted linearly by the calorific value of the gas produced from each of the CGUs.
The Company’s long-term assumption for oil prices is similar to the recent market prices reflecting the judgement that recent prices are consistent with the market being able to produce sufficient oil to meet global demand sustainably in the longer term.
Production and reserves volumes
: The estimated future level of production in all impairment tests is based on assumptions about future commodity prices, production and development costs, field decline rates, current fiscal regimes and other factors. Reserves assumptions for value-in-use
tests are restricted to prove and probable reserves. To estimate the future level of production the reserve reports audited by external engineers and used a risk factor (between 70% and 100%) of success from their estimated full potential value.
Sensitivity to changes in assumptions
With regard to the assessment of value in use as of December 31, 2019 and 2018, management believes that there are no reasonably possible changes in any of the above key assumptions that would cause the carrying value of the any CGU to materially exceed its recoverable amount.
With regard to the assessment of value in use as of December 31, 2017, the sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

	Sucessor As of December 31, 2019	Sucessor As of December 31, 2018	Predecessor As of December 31, 2017
Discount rate	+/- 100 basis points	+/- 100 basis points	+/- 100 basis points
Carrying amount	- / -	- / -	(0,100) / 0,900
Expected crude oil, natural gas and NGL prices	+/- 10%	+/- 10%	+/- 10%
Carrying amount	- / -	- / (9,707)	4,000 / (3,100)
The sensitivity analysis presented above may not be representative of the actual change in the carrying amount as it is unlikely that the change in assumptions would occur in isolation of one another as some of the assumptions may be correlated.

As of December 31, 2019, December 31, 2018 and December 31, 2017, the net book value of Property, Plant and Equipment and Intangible Assets are shown in Note 13 and 14, respectively.
No impairment losses or recoveries were recognized during the period beginning April 4, 2018 through December 31, 2018 and for the year ended December 31, 2019 (Successor).
During the period beginning January 1, 2018 through April 3, 2018, and for the year ended December 31, 2017, total (recovery)/ impairment loss of nil and (5,290) were recognized in respect of producing oil and gas properties mainly corresponding to Agua Amarga and Entre Lomas CGUs (Predecessor).
The triggers for the impairment tests of the CGUs were primarily the effect of variability of prices, the macroeconomic situation of Argentina during those periods and variability of the discount rate. The recoverable amount was based on management’s estimate of the value in use (“VIU”) as of December 31, 2019, December 31, 2018, April 3, 2018 and December 31, 2017.
3.2.3 Current and deferred Income tax/ Minimum presumed income tax
The Company Management has to assess regularly the positions stated in the tax returns as regards those situations where the applicable tax regulations are subject to interpretation and, if necessary, establish provisions according to the estimated amount that the Company will have to pay to the tax authorities. When the final tax result of these items differs from the amounts initially recognized, those differences will have an effect on the income tax and on the deferred tax provisions in the fiscal year when such determination is made.
There are many transactions and calculations for which the ultimate tax determination is uncertain. The Company recognizes liabilities for eventual tax claims based on estimates of whether additional taxes will be due in the future.
Deferred tax assets are reviewed at each reporting date and reduced in accordance with the probability that the sufficient taxable base will be available to allow for the total or partial recovery of these assets.
Deferred tax assets and liabilities are not discounted. In assessing the realization of deferred tax assets, Management considers that it is likely that a portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income in the periods in which these temporary differences become deductible. To make this assessment, Management takes into consideration the scheduled reversal of deferred tax liabilities, the projections of future taxable profits and tax planning strategies.
Assumptions about the generation of future taxable profits depend on Management’s estimates of future cash flows. These estimates of future taxable profits are based on forecast cash flows from operations (which are impacted by production and sales volumes, oil and gas prices, reserves, operating costs, decommissioning costs, capital expenditure, dividends and other capital management transactions) and judgement about the application of existing tax laws in each jurisdiction. To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the Company to realize the net deferred tax assets recorded at the reporting date could be impacted. In addition, future changes in tax laws in the jurisdictions in which the Company operates could limit the ability of the Comapany to obtain tax deductions in future periods.
3.2.4 Asset retirement obligations
Asset retirement obligations after completion of operations require the Company’s Management to estimate the number of wells, long-term well abandonment costs and the time remaining until abandonment. Technology, costs, political, environmental and safety considerations constantly change and may result in differences between actual future costs and estimates.
Asset retirement obligations estimates are adjusted by the Company when it is justified by changes in the evaluation criteria or at least once a year.
The carrying amount as of December 31, 2019, December 31, 2018, and December 31, 2017 of the Asset retirement obligation is 21,748, 16,253, and 15,642, respectively. (See Note 21.1)

3.2.5 Oil and gas reserves
Oil and gas properties are depreciated using the units of production (“UOP”) method over total proved developed hydrocarbon reserves. Reserves mean oil and gas volumes that are economically producible, in the areas where the Company operates or has a (direct or indirect) interest and over which the Company has exploitation rights, including oil and gas volumes related to those service agreements under which the Company has no ownership rights on the reserves or the hydrocarbons obtained and those estimated to be produced for the contracting company under service contracts.
The life of each item of property, plant and equipment, which is assessed at least annually, has regard to both its physical life limitations and present assessments of economically recoverable reserves of the field at which the asset is located.
There are numerous uncertainties in estimating proved reserves and future production profiles, development costs and prices, including several factors beyond the producer’s control. Reserve engineering is a subjective process of estimating underground accumulations involving a certain degree of uncertainty. Reserves estimates depend on the quality of the available engineering and geological data as of the estimation date and on the interpretation and judgment thereof.
Reserve estimates are adjusted when is justified by changes in the evaluation criteria or at least once a year. These reserve estimates are based on the reports of oil and gas consulting professionals.
The Company uses the information obtained from the calculation of reserves in the determination of depreciation of assets used in the areas of oil and gas, as well as assessing the recoverability of these assets (Note 3.2.1, Note 3.2.2, Note 13 and Note 35).
3.2.6 Share-based payments
Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option, volatility and dividend yield and making assumptions about them.
For the measurement of the fair value of SOP with employees at the grant date, the Company uses a Black & Sholes model. The carrying amount, assumptions and models used for estimating fair value for share-based payment transactions are disclosed in Note 33.